II. ACCOUNTING POLICIES (Details Textual 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	50.00%
Number of outstanding shares	1,084,272,191	1,167,888,739	1,180,536,830
Ternium S.A. [member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	11.46%
Treasury shares [member]
Disclosure of associates [line items]
Number of outstanding shares	78,485,337	12,648,091
Italy
Disclosure of associates [line items]
Net defined benefit liability (asset) at end of period	$ 10.1
Canada
Disclosure of associates [line items]
Net defined contribution plan liability (asset) at end of period	9.0
USA
Disclosure of associates [line items]
Net defined contribution plan liability (asset) at end of period	3.0
Unfunded defined benefit employee retirement plan for certain senior officers [member]
Disclosure of associates [line items]
Net defined benefit liability (asset) at end of period	$ 59.4
Techgen S.A. [member] | Ternium S.A. [member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture	48.00%
Techgen S.A. [member] | Tecpetrol International S.A. [member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture	30.00%
Techgen S.A. [member] | Tenaris [member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture	22.00%